Note 18 - Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Oct. 31, 2014
Notes Tables
Schedule of Quarterly Financial Information [Table Text Block]
	Quarter ended
Fiscal year ended October 31, 2014	January 31	April 30	July 31	October 31
Net sales	$16,534,930	$20,190,729	$21,004,130	$25,247,943
Gross profit	5,407,662	6,659,915	7,338,478	9,066,307
Income (loss) before income taxes	(767,473)	(312,583)	432,978	1,537,658
Net income (loss) attributable to Optical Cable Corporation	(412,136)	(143,277)	292,484	947,156
Basic and diluted net income (loss) per share attributable to Optical Cable Corporation	$(0.07)	$(0.02)	$0.04	$0.14
Cash dividends declared per common share	$0.02	$0.02	$0.02	$0.02
	Quarter ended
Fiscal year ended October 31, 2013	January 31	April 30	July 31	October 31
Net sales	$17,295,453	$19,124,600	$19,601,919	$19,244,066
Gross profit	6,523,939	6,665,577	6,129,020	6,593,756
Income (loss) before income taxes	151,494	157,568	(219,464)	185,712
Net income (loss) attributable to Optical Cable Corporation	129,820	42,485	(124,611)	(90,531)
Basic and diluted net income (loss) per share attributable to Optical Cable Corporation	$0.02	$0.01	$(0.02)	$(0.02)
Cash dividends declared per common share	$0.02	$0.02	$0.02	$0.02